Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Schedule of Trade and Other Payables
Financial detail
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Trade payables (*)	12,304	8,613
Social security costs payables	4,087	4,838
VAT payables	23,725	200
Taxes payables	744	316
Other payables	579	1,325
TOTAL	41,438	15,293

Trade and other payables - Current	As of
(in € thousands)	2021/12/31	2022/12/31
Trade payables	12,304	8,613
Social security costs payables	4,087	4,838
VAT payables	23,725	200
Taxes payables	744	316
Other payables	128	877
TOTAL	40,988	14,845

Trade and other payables - Non current	As of
(in € thousands)	2021/12/31	2022/12/31
Trade payables	—	—
Social security costs payables	—	—
VAT payables	—	—
Taxes payables	—	—
Other payables	450	448
TOTAL	450	448
(*) Of which : Accrued expenses	6,201	3,924